Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: June 11, 2025

Payment Date	6/16/2025
Collection Period Start	5/1/2025
Collection Period End	5/31/2025
Interest Period Start	5/15/2025
Interest Period End	6/15/2025

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Oct-24
Class A-2a Notes	$22,334,955.05	$12,572,753.67	$9,762,201.38	0.044805	Oct-26
Class A-2b Notes	$22,334,955.06	$12,572,753.67	$9,762,201.39	0.044805	Oct-26
Class A-3 Notes	$395,760,000.00	$—	$395,760,000.00	1.000000	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$537,459,910.11	$25,145,507.34	$512,314,402.77

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$585,519,760.16	$558,114,058.08	0.454131
YSOC Amount	$45,239,641.76	$42,979,447.02
Adjusted Pool Balance	$540,280,118.40	$515,134,611.06
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	5.66300%	ACT/360	$—
Class A-2a Notes	$22,334,955.05	5.91000%	30/360	$109,999.65
Class A-2b Notes	$22,334,955.06	4.92228%	ACT/360	$97,723.47
Class A-3 Notes	$395,760,000.00	5.82000%	30/360	$1,919,436.00
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$537,459,910.11			$2,564,237.96

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$585,519,760.16	$558,114,058.08
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$540,280,118.40	$515,134,611.06
Number of Receivables Outstanding	36,505	35,752
Weighted Average Contract Rate	5.17%	5.17%
Weighted Average Remaining Term (months)	37.9	37.0

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,525,576.81
Principal Collections	$27,074,322.52
Liquidation Proceeds	$155,291.05
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$29,755,190.38
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$29,755,190.38

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$487,933.13	$487,933.13	$—	$—	$29,267,257.25
Interest - Class A-1 Notes	$—	$—	$—	$—	$29,267,257.25
Interest - Class A-2a Notes	$109,999.65	$109,999.65	$—	$—	$29,157,257.60
Interest - Class A-2b Notes	$97,723.47	$97,723.47	$—	$—	$29,059,534.13
Interest - Class A-3 Notes	$1,919,436.00	$1,919,436.00	$—	$—	$27,140,098.13
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$26,837,695.80
First Allocation of Principal	$—	$—	$—	$—	$26,837,695.80
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$26,792,803.63
Second Allocation of Principal	$—	$—	$—	$—	$26,792,803.63
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$26,747,911.46
Third Allocation of Principal	$11,055,299.05	$11,055,299.05	$—	$—	$15,692,612.41
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$15,647,720.24
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$4,377,720.24
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,377,720.24
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,557,511.95
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,557,511.95
Remaining Funds to Certificates	$1,557,511.95	$1,557,511.95	$—	$—	$—
Total	$29,755,190.38	$29,755,190.38	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$45,239,641.76
Increase/(Decrease)	$(2,260,194.74)
Ending YSOC Amount	$42,979,447.02

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$540,280,118.40	$515,134,611.06
Note Balance	$537,459,910.11	$512,314,402.77
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.06%	24	$331,379.56
Liquidation Proceeds of Defaulted Receivables[2]	0.03%	102	$155,291.05
Monthly Net Losses (Liquidation Proceeds)			$176,088.51
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.25)%
Second Preceding Collection Period			0.12%
Preceding Collection Period			0.36%
Current Collection Period			0.37%
Four-Month Average Net Loss Ratio			0.15%
Cumulative Net Losses for All Periods			$2,430,014.46
Cumulative Net Loss Ratio			0.20%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.23%	62	$1,278,821.36
60-89 Days Delinquent	0.10%	21	$541,795.47
90-119 Days Delinquent	0.03%	9	$145,625.29
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.35%	92	$1,966,242.12

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$48,989.33
Total Repossessed Inventory		9	$227,485.48

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		30	$687,420.76
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.12%
Second Preceding Collection Period			0.11%
Preceding Collection Period			0.12%
Current Collection Period			0.12%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of May 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.49	0.09%	22	0.06%